Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands							12 Months Ended
		Aug. 15, 2024 USD ($) shares	Aug. 15, 2024 CNY (¥) shares	Jul. 05, 2023 shares	Jul. 05, 2022 shares	Sep. 10, 2021 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jul. 01, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Mar. 22, 2021 shares	Jan. 31, 2021 shares	Jan. 25, 2021 shares	Jun. 30, 2020 shares	Jun. 24, 2020 shares	Jan. 31, 2020 shares	Sep. 30, 2018 shares	Nov. 30, 2017 shares	May 04, 2017 shares	Jan. 20, 2017 USD ($) $ / shares shares
Class of Stock [Line Items]
Capital Units, Value | $																			$ 50
Common Stock, Shares Authorized							0		390,518,031										500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001		$ 0.0001										$ 0.0001
Common Stock, Shares, Issued							0		48,253,425
Stock Purchased During Period Shares										3,751,945
Share Transferred From Ordinary Share To Zuniform Limited						825,131
Common Stock, Shares, Outstanding							0		48,253,425
Restricted Stock [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				739,208	739,207
Restricted Stock [Member] | Zuniform Limited [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						1,478,415
Series D2 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Redesignated Ordinary Share Transferred To Convertible Redeemable Preferred Shares														6,943,638
Series D3 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Redesignated Ordinary Share Transferred To Convertible Redeemable Preferred Shares												3,939,542
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized							483,068,176		0
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001		$ 0.0001
Common Stock, Shares, Issued							163,294,773		0
Common Stock, Shares, Outstanding							163,294,773		0
Conversion of stock, shares converted		125,154,172	125,154,172
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized							16,931,824		0
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001		$ 0.0001
Common Stock, Shares, Issued							16,931,824		0
Common Stock, Shares, Outstanding							16,931,824		0
Common Stock [Member]
Class of Stock [Line Items]
Capital Units, Value | $								$ 50
Common Stock, Shares Authorized								500,000,000
Common Stock, Shares, Issued		6,819,000	6,819,000															56,179,775
Proceeds from Issuance of Common Stock | $		$ 25,003
Initial Public Offering Related Cost | ¥			¥ 7,866
Conversion of stock, shares converted	[1]						(48,253,425)
Common Stock [Member] | Zuniform Limited [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						1,478,415
Common Stock [Member] | Series A1 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized																	493,344,264
Common Stock [Member] | Series C1 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized																467,924,866
Common Stock [Member] | Series D1 And Series C2 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized															433,071,251
Common Stock [Member] | Series A4 And Series D2 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized													420,874,891
Common Stock [Member] | Series E1 And Series E2 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized											390,518,031
Common Stock [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized								483,068,176
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.0001
Common Stock, Shares, Issued							163,294,773
Stock Purchased During Period Shares		1,022,850	1,022,850
Conversion of stock, shares converted	[1]						31,321,601
Common Stock [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized								16,931,824
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.0001
Stock Purchased During Period Shares		16,931,824	16,931,824
Common Stock, Shares, Outstanding							16,931,824
Conversion of stock, shares converted	[1]						16,931,824
Share price | $ / shares							$ 11

[1]	Redesignation of ordinary shares into Class A and Class B ordinary shares upon IPO includes (i) re-designation of 16,931,824 ordinary shares held by Unicentury Holdings Limited beneficially owned by Mr. Xiaoyan Lu into Class B ordinary shares on a one-for-one basis; (ii) re-designation of all of 31,321,601 outstanding ordinary shares into Class A ordinary shares on a one-for-one basis